Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Shareholders' Capital [member]	Other Reserves [member]	Deficit [member]
Beginning balance at Dec. 31, 2023	$ 1,643.8	$ 2,175.1	$ 104.1	$ (635.4)
Net and comprehensive income (loss)	(202.6)			(202.6)
Share-based compensation	8.2		8.2
Issued on exercise of equity compensation plans	(1.2)	2.5	(3.7)
Repurchase of common shares for cancellation	(41.7)	(41.7)
Tax on repurchases of common shares	(0.7)	(0.7)
Ending balance at Dec. 31, 2024	1,405.8	2,135.2	108.6	(838.0)
Net and comprehensive income (loss)	35.2			35.2
Share-based compensation	8.3		8.3
Issued on exercise of equity compensation plans	(1.9)	5.4	(7.3)
Repurchase of common shares for cancellation	(54.9)	(54.9)
Tax on repurchases of common shares	(0.9)	(0.9)
Ending balance at Dec. 31, 2025	$ 1,391.6	$ 2,084.8	$ 109.6	$ (802.8)